GUARANTEES GRANTED TO SUBSIDIARIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Amount	$ 170,901,205	$ 320,918,859
Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount	4,873,033	$ 5,292,165
Guarantees | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Line of credit	4,873,033
Guarantees | Maximum | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount	$ 17,500,000